Leases (Rent Expense Detail) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Leases [Abstract]
Straight-lined minimum rent	$ 107,776	$ 92,917	$ 90,574
Contingent rent	4,408	4,774	4,737
Other	11,283	9,998	9,817
Total rent expense	$ 123,467	$ 107,689	$ 105,128